Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Entity Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001081400
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2021
Wells Fargo Target Today Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2010 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2015 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2020 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2025 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2030 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2035 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2040 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2045 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2050 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2055 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2060 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).